SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Advertising, Marketing, and Investor Relations	$ 4,431,818	$ 5,165,791
Compliance fees	152,826	432,874
Contract Work	441,798	300,975
Other	371,519	556,358
Office and Miscellaneous Expenses	$ 5,397,961	$ 6,455,998